Guarantee liabilities - Summary of movement of guarantee liabilities (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Guarantee liabilities
Beginning Balance	¥ 107,614	¥ 0
Fair value of guarantee liabilities upon the inception of new guarantees	217,638	119,672
Guarantee settled	(82,754)	(9,596)
Gains from guarantee liabilities	(34,782)	(2,462)	¥ 0
Ending Balance	¥ 207,716	¥ 107,614	¥ 0